Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Sales return accrual reserves	$ 550,000	$ 0
Goodwill impairment	8,966,443		8,966,443
Foreign sales			10,000,000	0
Restricted cash	3,047,023		3,047,023		0
Allowance for doubtful accounts	88,000		88,000		0
Obsolete inventory	325,000		325,000		15,000
Effective tax rate	98.53%		22.50%		35.00%	0.00%
Goodwill and deferred tax liabilities	33,964,158		33,964,158
Increase in Goodwill			33,964,158
Deferred tax assets	$ 10,800,000		$ 10,800,000